ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 109,995	$ 82,113
Accrued expenses	61,958	46,872
Government authorities	50,001	57,849
Other	1,301	5,580
Accrued expenses and other liabilities	$ 223,255	$ 192,414